Joint operations (Joint operations proportionate interest in net assets table) (Details) - CAD ($) $ in Thousands		12 Months Ended
	May 19, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint operations [line items]
Total assets		$ 9,934,057	$ 8,632,793
Joint operations [member]
Disclosure of joint operations [line items]
Total assets		2,711,837	2,745,245
Total liabilities		$ 343,646	328,730
McArthur River [Member]
Disclosure of joint operations [line items]
Ownership		69.81%
Principal place of business		Canada
Total assets		$ 1,048,746	998,368
Total liabilities		$ 50,199	37,881
Key Lake [Member]
Disclosure of joint operations [line items]
Ownership		83.33%
Principal place of business		Canada
Total assets		$ 504,508	527,841
Total liabilities		$ 244,480	240,487
Cigar Lake [Member]
Disclosure of joint operations [line items]
Ownership		54.55%
Principal place of business		Canada
Total assets		$ 1,158,583	1,219,036
Total liabilities		$ 48,967	$ 50,362
Cigar Lake [Member] | Before acquiring additional interest in Joint Venture [Member]
Disclosure of joint operations [line items]
Ownership	50.025%
Cigar Lake [Member] | Idemitsu [Member]
Disclosure of joint operations [line items]
Participating interest held in Joint Venture	7.875%